Property and equipment - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 9,553,643
Balance, end of period	6,410,447	R$ 9,553,643
Cost
Changes in property, plant and equipment [abstract]
Contractual modifications	(4,799,040)
Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,968,840	1,842,239
Business combination – Azul Conecta	74,206
Acquisitions	83,139	353,322
Disposals/write-offs	(229,667)	(197,618)
Contractual modifications	(975)
Transfers	(95,837)	(29,103)
Balance, end of period	1,799,706	1,968,840
Property and equipment | Aeronautical material
Changes in property, plant and equipment [abstract]
Transfers (from) to property, plant and equipment	(110,937)
Property and equipment | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	3,460,785	2,500,776
Business combination – Azul Conecta	98,888
Acquisitions	365,825	1,262,152
Disposals/write-offs	(722,661)	(273,040)
Contractual modifications	(975)
Transfers	(84,278)	(29,103)
Balance, end of period	3,117,584	3,460,785
Property and equipment | Cost | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,706,529	2,007,825
Business combination – Azul Conecta	97,814
Acquisitions	259,986	712,679
Disposals/write-offs	(689,771)	(222,745)
Contractual modifications	0
Transfers	(76,897)	208,770
Balance, end of period	2,297,661	2,706,529
Property and equipment | Cost | Building and leasehold improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	296,728	146,315
Business combination – Azul Conecta	0
Acquisitions	22,433	124,181
Disposals/write-offs	(2,104)	(3,118)
Contractual modifications	(975)
Transfers	169,165	29,350
Balance, end of period	485,247	296,728
Property and equipment | Cost | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	176,814	130,655
Business combination – Azul Conecta	780
Acquisitions	21,324	48,101
Disposals/write-offs	(12,867)	(2,091)
Contractual modifications	0
Transfers	(4,957)	149
Balance, end of period	181,094	176,814
Property and equipment | Cost | Other – property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	24,297	22,035
Business combination – Azul Conecta	294
Acquisitions	818	2,267
Disposals/write-offs	0	(5)
Contractual modifications	0
Transfers	2,599	0
Balance, end of period	28,008	24,297
Property and equipment | Cost | Construction in progress
Changes in property, plant and equipment [abstract]
Balance, beginning of period	171,839	81,023
Business combination – Azul Conecta	0
Acquisitions	40,464	319,275
Disposals/write-offs	(4,485)	0
Contractual modifications	0
Transfers	(174,188)	(228,459)
Balance, end of period	33,630	171,839
Property and equipment | Cost | Advance payments for acquisition of aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	84,578	112,923
Business combination – Azul Conecta	0
Acquisitions	20,800	55,649
Disposals/write-offs	(13,434)	(45,081)
Contractual modifications	0
Transfers	0	(38,913)
Balance, end of period	91,944	84,578
Property and equipment | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(804,769)	(658,537)
Business combination – Azul Conecta	(24,682)
Acquisitions	(282,686)	(221,654)
Disposals/write-offs	242,676	75,422
Contractual modifications	0
Transfers	(11,559)	0
Balance, end of period	(881,020)	(804,769)
Property and equipment | Depreciation | Aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(612,124)	(509,296)
Business combination – Azul Conecta	(24,214)
Acquisitions	(207,908)	(177,372)
Disposals/write-offs	230,855	74,544
Contractual modifications	0
Transfers	(11,345)	0
Balance, end of period	(624,736)	(612,124)
Property and equipment | Depreciation | Building and leasehold improvements
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(78,001)	(53,030)
Business combination – Azul Conecta	0
Acquisitions	(50,795)	(25,157)
Disposals/write-offs	35	186
Contractual modifications	0
Transfers	0	0
Balance, end of period	(128,761)	(78,001)
Property and equipment | Depreciation | Equipment and facilities
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(97,990)	(81,412)
Business combination – Azul Conecta	(326)
Acquisitions	(21,191)	(17,265)
Disposals/write-offs	11,786	687
Contractual modifications	0
Transfers	(196)	0
Balance, end of period	(107,917)	(97,990)
Property and equipment | Depreciation | Other – property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(16,654)	(14,799)
Business combination – Azul Conecta	(142)
Acquisitions	(2,792)	(1,860)
Disposals/write-offs	0	5
Contractual modifications	0
Transfers	(18)	0
Balance, end of period	R$ (19,606)	R$ (16,654)
Property and equipment | Depreciation | Weighted rate | Aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%	9.00%
Property and equipment | Depreciation | Weighted rate | Building and leasehold improvements
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	17.00%	17.00%
Property and equipment | Depreciation | Weighted rate | Equipment and facilities
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	12.00%	13.00%
Property and equipment | Depreciation | Weighted rate | Other – property and equipment
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	11.00%	8.00%
Property and equipment | Total property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 2,656,016	R$ 1,842,239
Business combination – Azul Conecta	74,206
Acquisitions	83,139	1,040,498
Disposals/write-offs	(479,985)	(197,618)
Contractual modifications	(975)
Transfers	(95,837)	(29,103)
Balance, end of period	2,236,564	2,656,016
Property and equipment | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(687,176)	0
Business combination – Azul Conecta	0
Acquisitions	0	(687,176)
Disposals/write-offs	250,318	0
Contractual modifications	0
Transfers	0	0
Balance, end of period	(436,858)	(687,176)
Right-of-use assets
Changes in property, plant and equipment [abstract]
Balance, beginning of period	7,584,803	5,559,225
Acquisitions	1,299,567	2,175,809
Disposals/write-offs	(96,877)	(108,836)
Contractual modifications	(4,216,139)
Transfers	39,387	(41,395)
Balance, end of period	4,610,741	7,584,803
Right-of-use assets | Current assets available for sale
Changes in property, plant and equipment [abstract]
Transfers (from) to property, plant and equipment	54,487
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	14,510,701	9,910,785
Acquisitions	2,744,283	4,876,344
Disposals/write-offs	(275,821)	(207,145)
Contractual modifications	(4,798,065)
Transfers	78,708	(69,283)
Balance, end of period	12,259,806	14,510,701
Right-of-use assets | Cost | Other – property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	42,391	28,766
Acquisitions	109	14,475
Disposals/write-offs	(12,065)	(850)
Contractual modifications	0
Transfers	0	0
Balance, end of period	30,435	42,391
Right-of-use assets | Cost | Aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	12,071,427	8,232,475
Acquisitions	2,197,881	4,031,436
Disposals/write-offs	(25,741)	(118,193)
Contractual modifications	(4,736,892)
Transfers	68,701	(74,291)
Balance, end of period	9,575,376	12,071,427
Right-of-use assets | Cost | Engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	484,597	336,731
Acquisitions	86,995	147,866
Disposals/write-offs	(38,160)	0
Contractual modifications	(6,515)
Transfers	1,393	0
Balance, end of period	528,310	484,597
Right-of-use assets | Cost | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	423,194	283,542
Acquisitions	290,785	139,652
Disposals/write-offs	(116,968)	0
Contractual modifications	0
Transfers	0	0
Balance, end of period	597,011	423,194
Right-of-use assets | Cost | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,374,925	923,517
Acquisitions	168,513	534,502
Disposals/write-offs	(82,887)	(88,102)
Contractual modifications	(54,658)
Transfers	8,614	5,008
Balance, end of period	1,414,507	1,374,925
Right-of-use assets | Cost | Properties
Changes in property, plant and equipment [abstract]
Balance, beginning of period	114,167	105,754
Acquisitions	0	8,413
Disposals/write-offs	0	0
Contractual modifications	0
Transfers	0	0
Balance, end of period	114,167	114,167
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,564,542)	(4,351,560)
Acquisitions	(1,444,716)	(1,339,179)
Disposals/write-offs	106,129	98,309
Contractual modifications	0
Transfers	(39,321)	27,888
Balance, end of period	(6,942,450)	(5,564,542)
Right-of-use assets | Depreciation | Other – property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(34,776)	(13,251)
Acquisitions	(6,717)	(22,141)
Disposals/write-offs	12,064	616
Contractual modifications	0
Transfers	0	0
Balance, end of period	(29,429)	(34,776)
Right-of-use assets | Depreciation | Aircraft
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(4,538,684)	(3,691,143)
Acquisitions	(954,452)	(928,018)
Disposals/write-offs	25,741	52,589
Contractual modifications	0
Transfers	(31,220)	27,888
Balance, end of period	(5,498,615)	(4,538,684)
Right-of-use assets | Depreciation | Engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(231,625)	(192,902)
Acquisitions	(67,191)	(38,723)
Disposals/write-offs	35,595	0
Contractual modifications	0
Transfers	(1,392)	0
Balance, end of period	(264,613)	(231,625)
Right-of-use assets | Depreciation | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(145,546)	(112,043)
Acquisitions	(37,315)	(33,503)
Disposals/write-offs	0	0
Contractual modifications	0
Transfers	0	0
Balance, end of period	(182,861)	(145,546)
Right-of-use assets | Depreciation | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(549,869)	(290,617)
Acquisitions	(368,476)	(304,356)
Disposals/write-offs	32,729	45,104
Contractual modifications	0
Transfers	(6,709)	0
Balance, end of period	(892,325)	(549,869)
Right-of-use assets | Depreciation | Properties
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(64,042)	(51,604)
Acquisitions	(10,565)	(12,438)
Disposals/write-offs	0	0
Contractual modifications	0
Transfers	0	0
Balance, end of period	R$ (74,607)	R$ (64,042)
Right-of-use assets | Depreciation | Weighted rate | Other – property and equipment
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	16.00%	77.00%
Right-of-use assets | Depreciation | Weighted rate | Aircraft
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%	11.00%
Right-of-use assets | Depreciation | Weighted rate | Engines and simulators
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	14.00%	11.00%
Right-of-use assets | Depreciation | Weighted rate | Restoration of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	12.00%
Right-of-use assets | Depreciation | Weighted rate | Maintenance of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	27.00%	33.00%
Right-of-use assets | Depreciation | Weighted rate | Properties
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	12.00%
Right-of-use assets | Total property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 8,946,159	R$ 5,559,225
Acquisitions	1,299,567	3,537,165
Disposals/write-offs	(169,692)	(108,836)
Contractual modifications	(4,798,065)
Transfers	39,387	(41,395)
Balance, end of period	5,317,356	8,946,159
Right-of-use assets | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,361,356)	0
Acquisitions	0	(1,361,356)
Disposals/write-offs	72,815	0
Contractual modifications	581,926
Transfers	0	0
Balance, end of period	R$ (706,615)	R$ (1,361,356)